AOG Institutional Fund
Schedule of Investments (Unaudited)
December 31, 2024

Shares					Fair Value
		CLOSED-END FUNDS - 10.9%
		DEBT AND CREDIT FUNDS - 0.8%
20,733		Variant Alternative Income Fund, Institutional Class (a)			$ 557,710

		PRIVATE EQUITY FUNDS - 9.9%
129,504		Ares Landmark Private Markets Fund, Institutional Class (a)(c)			4,357,796
46,200		Stepstone Private Markets Fund, Class I (a)			2,543,796
579		The Private Shares Fund, Class I (a)(c)			24,909
					6,926,501
		REAL ESTATE FUNDS - 0.2%
4,968		Bluerock Total Income+ Real Estate Fund, Class I (a)			133,093
120		KKR Real Estate Select Trust, Inc., Class I (a)			2,978
					136,071

		TOTAL CLOSED-END FUNDS (Cost - $6,319,868)			7,620,282

		PRIVATE DEBT AND CREDIT INVESTMENTS - 29.9%
		BUSINESS DEVELOPMENT COMPANIES - 4.0%
83,407		Carlyle Secured Lending III (a)(d)			1,724,032
40,984		HPS Corporate Lending Fund, Class I (a)			1,050,000
					2,774,032
		PRIVATE DEBT AND CREDIT FUNDS - 25.9%
-		Arkview Capital Co-Invest IV, LP (a)(d)(e)(g)			1,990,674
-		GEMS FUND 6, LP (a)(b)(d)(g)			2,052,630
-		LEONID Credit Income Fund, LP (a)(b)(d)(g)			5,489,611
4,000		PayJoy Asset Fund LLC, Class B (a)(d)(e)			4,000,000
-		Symbiotic Capital Life Science Credit Fund, LP (a)(b)(d)(g)			2,395,457
-		Tiverton AgriFinance III (b)(c)(d)(g)			2,145,110
					18,073,482

		TOTAL PRIVATE DEBT AND CREDIT INVESTMENTS (Cost - $20,620,519)			20,847,514

		PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS - 28.3%
		PRIVATE EQUITY AND VENTURE CAPITAL FUNDS - 15.7%
-		Alpha Partners Fund III, LP (a)(b)(c)(d)(g)			396,498
-		Banner Ridge Small Buyouts I (Offshore) LP (a)(b)(d)(g)			3,972,644
-		iCapital Carlyle Direct Access II, LP (a)(b)(c)(d)(g)			1,611,766
-		Mercer Private Investments Partners VII, LP (a)(b)(d)(g)			4,989,504
					10,970,412
		PORTFOLIO COMPANIES - 12.6%
-		Alpha Sentinel Associates, LLC, Series I (a)(c)(d)(e)(g)			483,092
-		CSPG Tidal B Holdings LLC (a)(c)(d)(e)(g)			1,000,000
153,850		CTN Holdings, Inc. (f/k/a Aspiration Partners, Inc.) (a)(c)(d)(e)			350,000
3,000,000		Frontline HoldCo LLC (a)(c)(d)(e)			3,119,589
-		ICON Ark Co-Investment LP (a)(b)(c)(d)(g)			228,984
5		PMG Legal LLC (a)(b)(c)(d)			1,166,965
-		Preservation Capital Partners Strategic Opportunities I LP (a)(b)(c)(d)(g)			2,407,701
					8,756,331

		TOTAL PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS (Cost - $17,622,369)			19,726,743

AOG Institutional Fund
Schedule of Investments (Unaudited)(Continued)
December 31, 2024

Shares					Fair Value
		PRIVATE REAL ESTATE - 11.0%
		PRIVATE REAL ESTATE INVESTMENT TRUSTS - 1.6%
105,419		Arctrust III, Inc. (a)(d)(e)			$ 1,131,510
423		Starwood NAV REIT (a)			9,153
					1,140,663
		PRIVATE REAL ESTATE FUNDS - 9.4%
-		Barings Real Estate Debt Income Fund, LP, Investor Class (a)(b)(d)(g)			1,988,924
-		Peppertree Capital Fund X Feeder, LLC (a)(b)(c)(d)(g)			1,349,237
-		PG-AOGFX BVS CC SIDE CAR, LLC (a)(d)(e)(g)			3,200,000
					6,538,161

		TOTAL PRIVATE REAL ESTATE (Cost - $7,437,929)			7,678,824

Principal			Rate (%)	Maturity
		LOANS - 11.6%
$ 3,000,000		Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC (Series 33) (a)(e)	16.15	8/1/2025	3,000,000
3,000,000		Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC, SPR1 (a)(e)	12.51	5/28/2025	3,000,000
2,045,455		Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC, LNZ (a)(e)	14.56	6/12/2025	2,045,455
		TOTAL LOANS (Cost - $8,045,455)			8,045,455

Shares			Exercise Price	Expiration Date
		WARRANTS - 0.0%
11		Frontline HoldCo LLC, Class A (a)(c)(d)(e) (Cost - $0)	$ 216,144	3/8/2034	-

Principal			Rate (%)	Maturity
		SHORT-TERM INVESTMENTS - 7.5%
		U.S. TREASURY SECURITIES - 5.8%
$ 1,009,000		U.S. Treasury Bill	4.12	2/13/2025	1,004,011
1,010,000		U.S. Treasury Bill	4.09	2/20/2025	1,004,259
1,010,000		U.S. Treasury Bill	4.16	2/27/2025	1,003,370
1,012,000		U.S. Treasury Bill	4.16	3/11/2025	1,003,992
					4,015,632
Shares
		MONEY MARKET FUND - 1.7%
1,199,290		Federated Hermes Treasury Obligations Fund, Institutional Class, 4.34%(f)			1,199,290

		TOTAL SHORT-TERM INVESTMENTS (Cost - $5,213,238)			5,214,922

		TOTAL INVESTMENTS - 99.2% (Cost $65,259,378)			$ 69,133,740
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%			541,548
		NET ASSETS - 100.0%			$ 69,675,288

BDC	-	Business Development Company
LLC	-	Limited Liability Company
LP	-	Limited Partnership
REIT	-	Real Estate Investment Trust

(a)	Illiquid security.
(b)	Investment is valued using net asset value per share (or its equivalent) as a practical expedient.
(c)	Non-income producing security.
(d)	Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 67.73% of Net Assets. The total value of these securities is $47,193,928. Please refer to the Restricted Securities Table below.
(e)	Level 3 security fair valued using significant unobservable inputs.
(f)	Represents seven day yield as of December 31, 2024.
(g)	Investment does not issue shares.

AOG Institutional Fund
Schedule of Investments (Unaudited)(Continued)
December 31, 2024

Additional information on each restricted investment held by the Fund at December 31, 2024 is as follows:

Security	Acquisition Date	Cost	Value	% of Net Assets
Alpha Partners Fund III, LP	4/11/2022	$ 450,000	$ 396,498	0.6%
Alpha Sentinel Associates, LLC, Series I	9/28/2023	500,000	483,092	0.7%
Arctrust III, Inc.	3/15/2022	1,000,000	1,131,510	1.6%
Arkview Capital Co-Invest IV, LP	4/22/2024	1,766,197	1,990,674	2.9%
Banner Ridge Small Buyouts I (Offshore) LP	9/26/2024	3,526,694	3,972,644	5.7%
Barings Real Estate Debt Income Fund, LP, Investor Class	3/27/2024	2,000,000	1,988,924	2.9%
Carlyle Secured Lending III	1/27/2023	1,700,000	1,724,032	2.5%
CSPG Tidal B Holdings LLC	7/19/2024	1,000,000	1,000,000	1.4%
CTN Holdings, Inc. (f/k/a Aspiration Partners, Inc.)	6/30/2023	1,000,025	350,000	0.5%
Frontline HoldCo LLC	9/25/2024	3,000,000	3,119,589	4.5%
Frontline HoldCo LLC, Class A	9/25/2024	-	-	0.0%
GEMS FUND 6, LP	3/27/2024	2,000,000	2,052,630	2.9%
iCapital Carlyle Direct Access II, LP	10/14/2022	1,574,420	1,611,766	2.3%
ICON Ark Co-Investment LP	5/24/2023	5,888	228,984	0.3%
LEONID Credit Income Fund, LP	2/16/2024	5,500,000	5,489,611	7.9%
Mercer Private Investments Partners VII, LP	7/21/2023	4,125,853	4,989,504	7.2%
PayJoy Asset Fund LLC, Class B	7/15/2023	4,050,000	4,000,000	5.7%
Peppertree Capital Fund X Feeder, LLC	8/9/2024	1,226,377	1,349,237	1.9%
PG-AOGFX BVS CC SIDE CAR, LLC	3/6/2024	3,200,000	3,200,000	4.6%
PMG Legal LLC	7/19/2023	500,000	1,166,965	1.7%
Preservation Capital Partners Strategic Opportunities I LP	11/2/2023	1,939,490	2,407,701	3.4%
Symbiotic Capital Life Science Credit Fund, LP	8/8/2024	2,354,322	2,395,457	3.4%
Tiverton AgriFinance III	8/27/2024	2,250,000	2,145,110	3.1%
		$ 44,669,266	$ 47,193,928	67.7%